Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 33,505,392	$ 9,142,156
General and administrative	12,006,438	3,972,649
Total operating expenses	45,511,830	13,114,805
Loss from operations	(45,511,830)	(13,114,805)
Other expenses
Finance costs	(11,840)	(5,354)
Foreign currency loss	(73,153)	(164,962)
Total other expenses	(84,993)	(170,316)
Loss before provision for income taxes	(45,596,823)	(13,285,121)
Provision for income taxes	(305,658)	(87,882)
Net loss	$ (45,902,481)	$ (13,373,003)
Net loss per basic and diluted common share:
Basic net loss per common share (in dollars per share)	$ (0.62)	$ (0.34)
Diluted net loss per common share (in dollars per share)	$ (0.62)	$ (0.34)
Basic weighted average common shares outstanding (in shares)	73,850,822	38,875,643
Diluted weighted average common shares outstanding (in shares)	73,850,822	38,875,643